Summary of significant accounting policies (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment lease item	Dec. 31, 2018 CNY (¥) segment lease item	Dec. 31, 2017 CNY (¥) lease	Dec. 31, 2016 CNY (¥) lease	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Revenue
Net revenues	$ 67,197,987	¥ 462,019,759,000	¥ 362,331,754,000	¥ 258,289,947,000
Accounts receivable, net of allowance for doubtful accounts	$ 1,615,881		16,359,147,000			¥ 11,109,988,000
Unearned revenue			16,471,175,000			15,461,245,000
Unearned revenue recognized		¥ 13,502,223,000
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2
Expiration period of J Coupons	1 year	1 year
Fulfillment
Fulfillment	$ 4,655,612	¥ 32,009,658,000	25,865,128,000	18,559,691,000
Marketing
Advertising costs		¥ 15,970,433,000	¥ 12,375,922,000	¥ 7,789,906,000
Leases
Number of capital leases | lease	0	0	0	0
Segment reporting
Number of major business segments | segment	2	2
Statutory reserves
Appropriations of statutory reserves		¥ 764,446,000	¥ 503,028,000	¥ 77,378,000
Appropriations to other reserve funds		0	0	0
Recent accounting pronouncements
Accumulated deficit	$ (3,496,194)		(22,234,609,000)			(24,038,081,000)
Net cash provided by/(used in) operating activities	3,037,077	20,881,422,000	26,856,727,000	8,240,371,000
Net cash used in investing activities	(3,793,032)	(26,078,992,000)	(39,815,291,000)	(45,481,435,000)
Net cash provided by financing activities	1,631,871	11,219,928,000	19,234,985,000	40,699,471,000
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	244,515	1,681,163,000	(641,534,000)	726,462,000
Net increase in cash, cash equivalents, and restricted cash	$ 1,120,431	¥ 7,703,521,000	5,634,887,000	4,184,869,000
ASU 2014-09 | Adjustment
Recent accounting pronouncements
Accumulated deficit							¥ 256,994,000
ASU 2016-18 | Previously reported
Recent accounting pronouncements
Net cash provided by/(used in) operating activities			24,821,273,000	8,767,017,000
Net cash used in investing activities			(37,498,092,000)	(48,268,577,000)
Net cash provided by financing activities			19,234,985,000	40,699,471,000
Effect of exchange rate changes on cash, cash equivalents, and restricted cash			(641,534,000)	709,916,000
Net increase in cash, cash equivalents, and restricted cash			5,916,632,000	1,907,827,000
ASU 2016-18 | Adjustments
Recent accounting pronouncements
Net cash provided by/(used in) operating activities			2,035,454,000	(526,646,000)
Net cash used in investing activities			(2,317,199,000)	2,787,142,000
Effect of exchange rate changes on cash, cash equivalents, and restricted cash				16,546,000
Net increase in cash, cash equivalents, and restricted cash			(281,745,000)	2,277,042,000
ASU 2016-02 | Forecast | Adjustments
Recent accounting pronouncements
ROU assets					¥ 7,000,000,000
ROU lease liabilities					¥ 7,000,000,000
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Net revenues		¥ 280,059,089,000	236,268,621,000	179,821,655,000
General merchandise products
Revenue
Net revenues		136,049,657,000	95,555,789,000	58,121,977,000
Shipping
Fulfillment
Fulfillment		15,216,351,000	12,691,013,000	9,329,269,000
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances						363,191,000
Prepayments and other current assets
Revenue
Rights to recover products from customers						¥ 381,165,000
JD Retail | Marketplace and advertising services
Revenue
Net revenues		33,531,862,000	25,390,981,000	17,074,605,000
New Businesses | Logistics and other services
Revenue
Net revenues		¥ 12,379,151,000	¥ 5,116,363,000	¥ 3,271,710,000